Income taxes (FY)- Unrecognized Tax Benefits Rollforward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 1,038.4		$ 1,117.2	$ 1,061.5
Additions for tax positions related to prior years	102.5		55.8	106.1
Reductions for tax positions related to prior years	(630.8)	[1]	(112.7)	(40.6)
Additions for tax positions related to the current year	72.7		45.7	66.7
Reductions attributable to settlements with taxing authorities	(18.1)		(14.3)	(60.1)
Reductions as a result of a lapse of the applicable statute of limitations	(26.7)		(53.3)	(16.4)
Ending balance	$ 538.0		$ 1,038.4	$ 1,117.2

[1]	Amounts for 2016 include reductions related to a claimed loss in 2012 on the disposition of PolyMedica Corporation (Liberty).